Significant Events After the Reporting Period (Details) - Forecast [Member]	3 Months Ended	12 Months Ended		36 Months Ended
	Jun. 08, 2026	Apr. 19, 2027 USD ($)	Mar. 02, 2027 USD ($)	Apr. 13, 2029 USD ($)	Apr. 13, 2029 TWD ($)	Mar. 02, 2027 TWD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 TWD ($)	Apr. 13, 2019 USD ($)	Apr. 13, 2019 TWD ($)
Significant Events After the Reporting Period [Line Items]
Loan facility		$ 1,000,000
Annual interest rate		6.00%
Deposit				$ 103,404	$ 250,000
Interest rate per annum		14.00%
Yang, Shin-Fan [Member]
Significant Events After the Reporting Period [Line Items]
Loan facility							$ 159,084	$ 0
Term			1 year
Annual interest rate			5.00%
Huang Yu-Wen [Member]
Significant Events After the Reporting Period [Line Items]
Loan facility			$ 190,900			$ 0
Term	90 days
Annual interest rate	14.00%
Chailease Holding Company Ltd [Member]
Significant Events After the Reporting Period [Line Items]
Loan facility									$ 572,701	$ 0
Term				3 years
Annual interest rate				7.2176%